Note 13 - Capital stock	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note Disclosure [Text Block]
13.	Capital stock

The authorized capital stock of the Company is as follows:

An unlimited number of Preferred Shares, issuable in series;

An unlimited number of Subordinate Voting Shares having one vote per share; and

An unlimited number of Multiple Voting Shares having 20 votes per share, convertible at any time into Subordinate Voting Shares at a rate of one Subordinate Voting Share for each Multiple Voting Share outstanding.

The following table provides a summary of total capital stock issued and outstanding:

	Preferred Shares		Subordinate Voting Shares		Multiple Voting Shares		Total Common Shares
	Number	Amount	Number	Amount	Number	Amount	Number	Amount

Balance, December 31, 2011	5,622,634	$140,561	28,615,560	$110,448	1,325,694	$373	29,941,254	$110,821
Balance, December 31, 2012	5,230,634	$130,762	28,744,410	$118,448	1,325,694	$373	30,070,104	$118,821

Each 7% Cumulative Preference Share, Series 1 (a “Preferred Share”) has a stated amount of $25.00.  Preferred Share dividends are payable quarterly on or about the last day of each quarter.  The Company may redeem each Preferred Share for $25.00 payable in cash, or alternatively the Company may convert each Preferred Share into Subordinate Voting Shares based on a price of $25.00.  Holders of the Preferred Shares have no redemption or conversion rights.

Pursuant to an agreement approved in February 2004, the Company agreed that it will make payments to its Chief Executive Officer (“CEO”) that are contingent upon the arm’s length sale of control of the Company or upon a distribution of the Company’s assets to shareholders.  The payment amounts will be determined with reference to the price per Subordinate Voting Share received by shareholders upon an arm’s length sale or upon a distribution of assets.  The right to receive the payments may be transferred among members of the CEO’s family, their holding companies and trusts.  The agreement provides for the CEO to receive each of the following two payments.  The first payment is an amount equal to 5% of the product of: (i) the total number of Subordinate and Multiple Voting Shares outstanding on a fully diluted basis at the time of the sale and (ii) the per share consideration received by holders of Subordinate and Multiple Voting Shares minus a base price of C$5.675.  The second payment is an amount equal to 5% of the product of (i) the total number of shares outstanding on a fully diluted basis at the time of the sale and (ii) the per share consideration received by holders of Subordinate Voting Shares minus a base price of C$11.05.  Assuming an arm’s length sale of control of the Company took place on December 31, 2012, the amount required to be paid to the CEO would be $61,682.